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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                            Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Fundamental Growth Fund
        SCHEDULE OF INVESTMENTS  12/31/07 (unaudited)

Shares                                                  Value
        COMMON STOCKS - 96.0 %
        Energy - 3.9 %
        Integrated Oil & Gas - 2.7 %
 1,450  Exxon Mobil Corp.                            $ 135,851
        Oil & Gas Equipment & Services - 1.2 %
   850  National-Oilwell Varco, Inc. *               $  62,441
        Total Energy                                 $ 198,292
        Materials - 3.1 %
        Gold - 2.4 %
 2,500  Newmont Mining Corp.                         $ 122,075
        Industrial Gases - 0.7 %
   400  Praxair, Inc.                                $  35,484
        Total Materials                              $ 157,559
        Capital Goods - 9.7 %
        Aerospace & Defense - 7.2 %
 1,600  Honeywell International, Inc.                $  98,512
 1,600  Northrop Grumman Corp. *                       125,824
 1,815  United Technologies Corp.                      138,920
                                                     $ 363,256
        Industrial Conglomerates - 2.5 %
 1,515  3M Co.                                       $ 127,745
        Total Capital Goods                          $ 491,001
        Transportation - 1.5 %
        Air Freight & Couriers - 1.5 %
 1,100  United Parcel Service, Inc.                  $  77,792
        Total Transportation                         $  77,792
        Consumer Services - 2.5 %
        Casinos & Gaming - 2.5 %
 2,850  International Game Technology                $ 125,201
        Total Consumer Services                      $ 125,201
        Media - 2.6 %
        Movies & Entertainment - 2.6 %
 2,500  News Corp., Inc.                             $  51,225
 1,845  Viacom, Inc. (Class B) *                        81,032
                                                     $ 132,257
        Total Media                                  $ 132,257
        Retailing - 5.6 %
        Apparel Retail - 5.6 %
 1,205  Abercrombie & Fitch Co.                      $  96,364
 2,800  Ross Stores, Inc.                               71,596
 3,930  TJX Companies, Inc.                            112,909
                                                     $ 280,869
        Total Retailing                              $ 280,869
        Food & Drug Retailing - 4.1 %
        Drug Retail - 4.1 %
 5,170  CVS Corp.                                    $ 205,508
        Total Food & Drug Retailing                  $ 205,508
        Food Beverage & Tobacco - 9.9 %
        Packaged Foods & Meats - 1.6 %
 1,350  William Wrigley Jr. Co.                      $  79,043
        Soft Drinks - 5.6 %
 2,050  Coca-Cola Co.                                $ 125,809
 2,050  PepsiCo, Inc.                                  155,595
                                                     $ 281,404
        Tobacco - 2.7 %
 1,625  Loews Corp., Carolina Group                  $ 138,613
        Total Food Beverage & Tobacco                $ 499,060
        Household & Personal Products - 2.7 %
        Household Products - 2.2 %
 1,530  Procter & Gamble Co. *                       $ 112,333
        Personal Products - 0.5 %
   600  Estee Lauder Co.                             $  26,166
        Total Household & Personal Products          $ 138,499
        Health Care Equipment & Services - 6.9 %
        Health Care Distributors - 0.7 %
   600  Cardinal Health, Inc.                        $  34,650
        Health Care Equipment - 6.2 %
   850  Edwards Lifesciences Corp. *                 $  39,092
 2,825  Medtronic, Inc. *                              142,013
 7,200  Thoratec Corp. * (b)                           130,968
                                                     $ 312,073
        Total Health Care Equipment & Services       $ 346,723
        Pharmaceuticals & Biotechnology - 14.1 %
        Biotechnology - 1.6 %
 1,780  Gilead Sciences, Inc. *                      $  81,898
        Life Sciences Tools & Services - 3.3 %
 2,900  Thermo Fisher Scientific, Inc. *             $ 167,272
        Pharmaceuticals - 9.2 %
 4,650  Bristol-Myers Squibb Co.                     $ 123,318
 2,425  Eli Lilly & Co.                                129,471
 1,305  Johnson & Johnson                               87,044
 2,703  Teva Pharmaceutical Industries, Ltd.           125,635
                                                     $ 465,468
        Total Pharmaceuticals & Biotechnology        $ 714,638
        Diversified Financials - 1.5 %
        Asset Management & Custody Banks - 0.4 %
   200  Franklin Resources, Inc.                     $  22,886
        Consumer Finance - 1.1 %
 1,050  American Express Co.                         $  54,621
        Total Diversified Financials                 $  77,507
        Insurance - 3.9 %
        Property & Casualty Insurance - 3.9 %
    32  Berkshire Hathaway, Inc. (Class B) *         $ 151,552
 2,250  Progressive Corp. *                             43,110
                                                     $ 194,662
        Total Insurance                              $ 194,662
        Software & Services - 6.6 %
        Data Processing & Outsourced Services - 1.0 %
 2,150  *CA Western Union Co.                        $  52,202
        Internet Software & Services - 0.9 %
 1,850  Yahoo! Inc. *                                $  43,031
        Systems Software - 4.7 %
 6,690  Microsoft Corp.                              $ 238,164
        Total Software & Services                    $ 333,397
        Technology Hardware & Equipment - 12.0 %
        Communications Equipment - 9.1 %
 7,850  Cisco Systems, Inc. *                        $ 212,500
 4,875  Corning, Inc. *                                116,951
 2,135  Juniper Networks, Inc. *                        70,882
 1,550  Qualcomm, Inc.                                  60,993
                                                     $ 461,326
        Computer Hardware - 1.9 %
 1,950  Hewlett-Packard Co.                          $  98,436
        Computer Storage & Peripherals - 1.0 %
 1,950  Network Appliance, Inc. *                    $  48,672
        Total Technology Hardware & Equipment        $ 608,434
        Semiconductors - 5.3 %
        Semiconductors - 5.3 %
 3,550  Infineon Technologies (A.D.R.) *             $  41,322
 4,350  Intel Corp.                                    115,971
 3,325  Texas Instruments, Inc.                        111,055
                                                     $ 268,348
        Total Semiconductors                         $ 268,348
        TOTAL COMMON STOCKS
        (Cost  $4,447,301)                           $ 4,849,747
        TEMPORARY CASH INVESTMENT - 2.9%
        Security Lending Collateral - 2.9 %
145,233 Securities Lending Investment Fund, 5.19%    $ 145,233
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $145,233)                             $ 145,233
        TOTAL INVESTMENT IN SECURITIES - 98.9%
        (Cost  $4,592,534) (a)                       $ 4,994,980
        OTHER ASSETS AND LIABILITIES - 1.1%          $  55,557
        TOTAL NET ASSETS - 100.0%                    $ 5,050,537

(A.D.R.)American Depositary Receipt

    *   Non-income producing security.

  (a)   December 31, 2007, the net unrealized gain on investments based on c

        Aggregate gross unrealized gain for all inves$   453,450

        Aggregate gross unrealized loss for all investm   (51,004)

        Net unrealized gain                          $   402,446

  (b)   At December 31, 2007, the following security was out on loan:

Shares                   Description                    Value
5,500   Thoratec Corp. *                             $ 100,045
        Total                                        $ 100,045


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.